Subsequent Events	3 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 16. Subsequent Events

The Company evaluated its March 31, 2015 financial statements for subsequent events through the date the financial statements were issued.  In the second quarter of  2015, $150 million of loans were sold at a net gain of approximately $2.2 million.

In August, 2015, the Bank entered into an Amendment to a 2014 Consent Order with the FDIC pursuant to which the Bank may not pay dividends without prior FDIC approval. The Bank took this action without admitting or denying any additional charges of unsafe or unsound banking practices or violations of law or regulation relating to continued weaknesses in the Bank’s BSA compliance program.  On May 11, 2015, the Company had received a Supervisory Letter pursuant to which the Company may not pay dividends without prior Federal Reserve approval. The Federal Reserve approved the payment of the interest on the Company’s trust preferred securities due September 15, 2015. Future payments are subject to future approval by the Federal Reserve.